Subsequent Events	6 Months Ended
Jun. 30, 2022
CIK 0001441693 Pro Farm Group, Inc
Subsequent Events

9. Subsequent Events

The Company has evaluated its subsequent events from June 30, 2022 through the date these condensed consolidated financial statements were issued, and has determined that there are no additional subsequent events required to be disclosed.